Summary of Significant Accounting Policies (Deferred Financing Costs) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of Significant Accounting Policies [Abstract]
Deferred financing costs	$ 24,821	$ 27,674
Amortization expense	10,391	12,933	12,223
Accumulated amortization	$ 8,932	$ 17,781